INTANGIBLE ASSETS (10K) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
Intangible assets
Intangible assets, net consisted of the following at March 31, 2015 and December 31, 2014:

Intangible assets	March 31, 2015	December 31, 2014
Patent - Amlexanox (Aphthasol®)	$2,090,000	$2,090,000
Patent - Amlexanox (OraDisc™ A)	6,873,080	6,873,080
Patent - OraDisc™	73,000	73,000
Patent - Hydrogel nanoparticle aggregate	589,858	589,858
	9,625,938	9,625,938
Less: accumulated amortization	(6,547,410)	(6,430,249)
Intangible assets, net	$3,078,528	$3,195,689

Intangible assets, net consisted of the following at December 31:

Intangible assets	2014	2013
Patent - Amlexanox (Aphthasol®)	$2,090,000	$2,090,000
Patent - Amlexanox (OraDisc™ A)	6,873,080	6,873,080
Patent - OraDisc™	73,000	73,000
Patent - Hydrogel nanoparticle aggregate	589,858	589,858
	9,625,938	9,625,938
Less: accumulated amortization	(6,430,249)	(5,955,101)
Intangible assets, net	$3,195,689	$3,670,837

Future aggregate amortization expense for intangible assets
The future aggregate amortization expense for intangible assets, remaining as of March 31, 2015, is as follows:

Calendar Years	Future Amortization Expense
2015 (Nine months)	$357,987
2016	476,450
2017	475,148
2018	475,148
2019	475,148
2020 & Beyond	818,647
Total	$3,078,528

The future aggregate amortization expense for intangible assets, remaining as of December 31, 2014, is as follows:

Calendar Years	Future Amortization Expense
2015	$475,148
2016	476,450
2017	475,148
2018	475,148
2019	475,148
2020 & Beyond	818,647
Total	$3,195,689